Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Net Loss Per Share
Note 23:	Net Loss Per Share

a.	Details of the number of shares and loss used in the computation of loss per share:

Year ended December 31
2025		2024		2023
Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Loss

11,376,571	(23,879)	9,959,723	(30,224)	9,013,144	(6,716)

b.	Net loss per share:

	Year ended December 31
	2025	2024	2023

Basic and diluted loss per share:	(2.10)	(3.03)	(0.75)

In 2025, 2,266,459 warrants, 1,247,308 options and 42,841 RSUs were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive.

In 2024, 2,523,268 warrants, 1,136,249 options and 48,937 RSUs were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive.

In 2023, 2,614,297 warrants, 957,487 options and 32,714 RSUs were excluded from the diluted weighted average number of Ordinary Shares calculation as their effect would have been anti-dilutive.